Land Use Right	12 Months Ended
Dec. 31, 2024
Land Use Right [Abstract]
Land Use Right
8.	Land Use Right

	At December 31,
	2024	2023
Land use right	$386,884	$376,703
Less: Accumulated amortization	(71,172)	(62,192)
Land use right, net	$315,712	$314,511

Amortization expense for the following years is as follows:

Amortization Expense
2025	$7,300
2026	7,300
2027	7,300
2028	7,300
2029	7,300
Thereafter	279,212
Total amortization expense	$315,712